PROFIT FROM ASSOCIATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit from associates [Abstract]
Profit from associates	$ 18,207	$ 21,641	[1]	$ 5,089	[1],[2]
EGS (in liquidation) [Member]
Profit from associates [Abstract]
Profit from associates	3,101	21		175
TGU [Member]
Profit from associates [Abstract]
Profit from associates	(42)	285		236
Link [Member]
Profit from associates [Abstract]
Profit from associates	$ 15,148	$ 21,335		$ 4,678

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.